Income Taxes - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ 2,958,758	$ 2,355,293
Capitalized research and development costs	751,967	183,272
Total deferred tax asset before valuation allowance	3,710,726	2,538,565
Valuation allowance	(3,710,726)	(2,538,565)
Net deferred tax asset